Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Expenses and Other Payables [Abstract]
Schedule of accrued expenses and other payables
	December 31,
	2022	2021

Accrued expenses	$16,103	$6,838
Government authorities	4,984	3,221
Warranty provision	1,531	3,640
Provision for returns	1,084	2,178
Professional services	1,890	1,410

	$25,592	$17,287